UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.8%
COMMON STOCKS
Biotechnology 1.5%

161,400	CV Therapeutics, Inc.(a)(b)	$3,991,422
138,000	ImClone Systems, Inc.(a)(b)	4,725,120

		8,716,542

Capital Markets 2.1%

464,300	Eaton Vance Corp.(b)	12,703,248

Chemicals 1.6%

107,900	Airgas, Inc.	3,549,910
161,800	Cabot Corp.(b)	5,792,440

		9,342,350

Commercial Banks 2.9%

52,500	BOK Financial Corp.	2,385,075
94,800	Boston Private Financial Holdings, Inc.	2,883,816
653,900	UCBH Holdings, Inc.	11,691,732

		16,960,623

Commercial Services & Supplies 6.4%

224,500	FTI Consulting, Inc.(a)	6,160,280
108,820	Hewitt Associates, Inc., Class A(a)(b)	3,048,048
160,350	Iron Mountain, Inc.(a)(b)	6,769,977
211,800	Monster Worldwide, Inc.(a)(b)	8,645,675
89,200	Stericycle, Inc.(a)(b)	5,252,096
190,600	West Corp.(a)	8,033,790

		37,909,866

Communications Equipment 2.9%

145,400	ADTRAN, Inc.	4,324,196
164,200	Avocent Corp.(a)	4,464,598
231,800	Polycom, Inc.(a)	3,546,540
362,500	Tekelec, Inc.(a)	5,038,750

		17,374,084

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Computers & Peripherals 0.9%

92,100	Avid Technology, Inc.(a)	5,043,396

Construction & Engineering 0.7%

234,600	Williams Scotsman International, Inc.(a)	4,060,926

Consumer Finance 1.2%

201,000	Alliance Data Systems Corp.(a)(b)	7,155,600

Containers & Packaging 0.3%

81,500	Packaging Corp. of America	1,870,425

Diversified Consumer Services 3.6%

105,900	Bright Horizons Family Solutions, Inc.(a)	3,923,595
148,400	DeVry, Inc.(a)(b)	2,968,000
343,500	Education Management Corp.(a)	11,510,685
78,700	School Specialty, Inc.(a)	2,867,828

		21,270,108

Diversified Telecommunication Services 2.2%

657,210	Broadwing Corp.(a)(b)	3,976,121
199,900	Consolidated Communications Holdings, Inc.	2,596,701
276,700	Fairpoint Communications, Inc.	2,866,612
237,000	Iowa Telecommunications Services, Inc.	3,671,130

		13,110,564

Electrical Equipment 1.4%

513,700	GrafTech International Ltd.(a)(b)	3,195,214
134,200	Rogers Corp.(a)	5,257,956

		8,453,170

Electronic Equipment & Instruments 4.6%

114,500	Benchmark Electronics, Inc.(a)(b)	3,850,635
301,000	Ingram Micro, Inc.(a)	5,998,930
585,400	Insight Enterprises, Inc.(a)	11,479,694
215,800	Tektronix, Inc.	6,087,718

.		27,416,977

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Energy Equipment & Services 3.6%

171,900	Dresser-Rand Group, Inc.(a)	4,156,542
305,700	Pride International, Inc.(a)	9,400,275
195,400	Universal Compression Holdings, Inc.(a)	8,034,848

.		21,591,665

Food & Staples Retailing 1.7%

269,000	Performance Food Group Co.(a)(b)	7,631,530
94,800	United Natural Foods, Inc.(a)	2,502,720

		10,134,250

Food Products 0.7%

105,800	Ralcorp Holdings, Inc.(a)	4,222,478

Gas Utilities 0.8%

135,900	AGL Resources, Inc.	4,730,679

Health Care Equipment & Supplies 3.6%

116,700	Integra LifeSciences Holdings Corp.(a)(b)	4,138,182
119,000	Mentor Corp.	5,483,520
101,000	Resmed Inc.(a)	3,869,310
89,000	Sybron Dental Specialties, Inc.(a)	3,543,090
210,300	Symmetry Medical, Inc.(a)	4,077,717

		21,111,819

Health Care Providers & Services 6.4%

46,000	Cerner Corp.(a)(b)	4,181,860
115,300	Covance, Inc.(a)(b)	5,597,815
120,900	DaVita, Inc.(a)	6,122,376
96,600	Henry Schein, Inc.(a)(b)	4,215,624
67,000	LifePoint Hospitals, Inc.(a)	2,512,500
261,400	Odyssey Healthcare, Inc.(a)(b)	4,872,496
296,500	PSS World Medical, Inc.(a)(b)	4,400,060
44,500	Sierra Health Services, Inc.(a)(b)	3,558,220
117,800	Symbion, Inc.(a)	2,709,400

		38,170,351

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Hotels, Restaurants & Leisure 2.7%

221,600	GTECH Holdings Corp.	7,033,584
264,300	La Quinta Corp.(a)	2,944,302
125,600	Rare Hospitality International, Inc.(a)	3,816,984
54,500	Speedway Motorsports, Inc.	1,889,515

		15,684,385

Insurance 3.5%

246,400	Aspen Insurance Holdings Ltd.	5,832,288
154,800	Axis Capital Holdings Ltd.	4,842,144
307,900	Montpelier Re Holdings Ltd.	5,819,310
87,200	StanCorp Financial Group, Inc.	4,355,640

		20,849,382

Internet & Catalog Retail 1.2%

458,300	GSI Commerce, Inc.(a)(b)	6,915,747

Internet Software & Services 3.2%

107,700	Digital River, Inc.(a)(b)	3,202,998
472,700	Digitas, Inc.(a)(b)	5,918,204
246,900	Equinix, Inc.(a)(b)	10,063,644

		19,184,846

IT Services 1.4%

87,100	Global Payments, Inc.	4,059,731
614,300	Lionbridge Technologies, Inc.(a)	4,312,386

		8,372,117

Leisure Equipment & Products 0.9%

145,800	SCP Pool Corp.	5,426,676

Machinery 4.8%

89,900	Actuant Corp. Class A(b)	5,016,420
191,900	Graco, Inc.	7,000,512
168,400	IDEX Corp.	6,922,924
183,000	Kaydon Corp.(b)	5,881,620
110,600	Pentair, Inc.	3,817,912

		28,639,388

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Marine 0.4%

70,000	American Commercial Lines, Inc.(a)	2,120,300

Media 2.9%

334,200	Entravision Communications Corp. Class A(a)	2,379,504
343,500	Harris Interactive, Inc.(a)	1,480,485
256,400	Imax Corp.(a)	1,810,184
506,300	Radio One, Inc. Class D(a)	5,240,205
331,000	Regal Entertainment Group Class A(b)	6,295,620

		17,205,998

Metals & Mining 3.0%

224,700	Century Aluminum Co.(a)(b)	5,889,387
251,800	Glamis Gold Ltd.(a)	6,919,464
564,800	Kinross Gold Corp.(a)(b)	5,207,456

		18,016,307

Oil, Gas & Consumable Fuels 4.6%

59,800	CNX Gas Corp. 144A-Private(a)(c)	956,800
317,000	Denbury Resources, Inc.(a)	7,221,260
70,000	Holly Corp.	4,120,900
307,350	Range Resources Corp.	8,095,613
42,600	Remington Oil & Gas Corp.(a)	1,554,900
317,300	Warren Resources, Inc.(a)	5,019,686

		26,969,159

Pharmaceuticals 1.7%

342,500	Impax Laboratories, Inc.(a)(b)	3,664,750
72,200	Kos Pharmaceuticals, Inc.(a)	3,734,906
86,400	Medicis Pharmaceutical Corp. Class A	2,769,120

		10,168,776

Real Estate 1.4%

40,000	CB Richard Ellis Group, Inc. Class A(a)(b)	2,354,000
214,900	Sunstone Hotel Investors, Inc.	5,709,893

		8,063,893

Road & Rail 1.9%

546,000	Heartland Express, Inc.	11,078,340

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Semiconductors & Semiconductor Equipment 3.1%

688,500	Integrated Device Technology, Inc.(a)	9,074,430
218,500	Intersil Corp. Class A	5,436,280
157,600	Power Integrations, Inc.(a)(b)	3,752,456

		18,263,166

Software 3.7%

163,300	Business Objects S.A. (ADR)(France)(a)(b)	6,598,953
275,500	Citrix Systems, Inc.(a)(b)	7,928,890
363,000	Quest Software, Inc.(a)(b)	5,296,170
288,100	TIBCO Software, Inc.(a)	2,152,107

		21,976,120

Specialty Retail 1.2%

92,550	Advance Auto Parts(a)(b)	4,022,223
163,400	Cost Plus, Inc.(a)(b)	2,802,310

		6,824,533

Thrifts & Mortgage Finance 0.4%

155,800	First Niagara Financial Group, Inc.	2,254,426

Trading Companies & Distributors 1.9%

286,700	Interline Brands, Inc.(a)	6,522,425
110,300	WESCO International, Inc.(a)(b)	4,713,119

		11,235,544

Water Utilites 0.8%

169,800	Aqua America, Inc.(b)	4,635,540

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2005 Cont’d. (Unaudited)

Shares	Description	Value
Wireless Telecommunication Services 2.0%

314,900	Alamosa Holdings, Inc.(a)	5,860,289
347,500	SBA Communications Corp. Class A(a)	6,220,250

		12,080,539

	Total long-term investments (cost $474,634,982)	567,314,303

SHORT-TERM INVESTMENTS 30.9%
Money Market Mutual Fund

183,012,769	Dryden Core Investment Fund - Taxable Money Market Series(d)(e) (cost $183,012,769)	183,012,769

	Total Investments 126.7% (cost $657,647,751)(f)	750,327,072
	Liabilities in excess of other assets (26.7%) (Includes cash collateral for securities on loan of $161,089,649)	(158,225,932)

	Net Assets 100%	$592,101,140

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $152,332,723; cash collateral of $161,089,649 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	As of December 31, 2005, 1 security representing $956,800 and 0.1% of the total market value was fair valued in accordance with the polices adopted by the Board of Directors; this security is also illiquid and restricted.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 660,065,231	$107,837,579	$17,575,678	$90,261,841

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Small Company Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Jennison Small Company Fund, Inc.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by P1.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.